Income Taxes (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax expenses [Abstract]
Current income tax expenses	$ (543,211)	$ (705,231)	$ (441,156)
Deferred income tax benefits (expenses)	58,424	318,087	(60,975)
Income tax (expenses) benefits	$ (484,787)	$ (387,144)	$ (502,131)